Schedule of Other Current Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other current liabilities	$ 204,000	$ 181,615	$ 286,088
Gift Card Liability [Member]
Other current liabilities	13,000	25,432	27,633
Coop Advertising Fund Liability [Member]
Other current liabilities	99,000	77,811	126,564
Marketing Development Brand Fund Liability [Member]
Other current liabilities	55,000	35,424	14,330
Advertising Fund Liability [Member]
Other current liabilities	$ 37,000	$ 42,948	$ 117,561